Union Assessments - Schedule of Union Assessments (FY) (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Total	$ 1,755,183	$ 1,378,130
Pension Fund [Member]
Total	374,020	300,962
Welfare Fund [Member]
Total	1,192,831	930,961
National Employees Benefit Fund [Member]
Total	131,982	97,316
Joint Apprenticeship and Training Committee [Member]
Total	17,829	11,637
401(k) Matching [Member]
Total	$ 38,521	$ 37,254